SHARE-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of composition of stock-based compensation expense

	For the three months ended June 30,		For the nine months ended June 30,
Composition of Share-Based Compensation Expense	2024	2023	2024	2023
CEO share based performance award liability revaluation	$1,415,059	$2,256,603	$(4,650,599)	$47,226,436
Share-based compensation to employees and directors	4,868,990	1,421,675	10,342,631	4,102,578
Share-based compensation to consultants (equity-classified)	1,681,508	903,264	2,954,081	7,367,107
Share-based compensation to consultants (liability-classified)	5,599,205	6,130,462	20,527,925	12,319,250
Total share-based compensation expense	$13,564,762	$10,712,004	$29,174,038	$71,015,371

	For the fiscal year ended
	September 30,
Composition of Stock-Based Compensation Expense	2023	2022
Directors, officers and employees share-based compensation	$63,748,809	$19,471,496
Share-based compensation to consultants (equity-classified)	7,553,487	23,937,976
Share-based compensation to consultants (liability-classified)	14,139,573	330,220
Total share-based compensation expense	$85,441,869	$43,739,692

Schedule of awards granted to employees

Awards granted to employees: one time issuance on employment anniversary	Number of shares	Weighted average grant date fair value of shares
Nonvested at the beginning of the year	35	$42,416
Granted during the year	1,021	$376
Vested during the year	(30)	$43,287
Forfeited during the year	(61)	$2,081
Nonvested at the end of the year	965	$456

Schedule of awards granted to management

Awards granted to management: issuances on every employment anniversary (*)	Number of shares	Weighted average grant date fair value of shares
Nonvested at the beginning of the year	100	$79,616
Granted during the year	100	$79,616
Vested during the year	(100)	$79,616
Forfeited during the year	(13)	$159,525
Nonvested at the end of the year	87	$67,353

(*)	Information is presented for a 12-month period, see comments above.

Schedule of awards granted to consultants

Awards granted to consultants: classified as equity	Number of shares	Weighted average grant date fair value of shares
Nonvested at the beginning of the year	38	$14,400
Granted during the year	6,982	$862
Vested during the year	(8,019)	$761
Forfeited during the year	-	$-
Nonvested at the end of the year	1,000	$56
Prepaid in vested stock but not amortized by the end of the year	5,275	$128

Awards granted to consultants: classified as liability	Number of shares	Weighted average grant date fair value of shares
Nonvested at the beginning of the year	-	$-
Granted during the year	102,928	$208
Vested during the year	(102,928)	$208
Forfeited during the year	-	$-
Nonvested at the end of the year	-	$-
Prepaid in vested stock but not amortized by the end of the year	51,002	$87

Schedule of CEO performance award

Date	Tranche	% of O/S Shares	Shares O/S	Shares Issued	Stock Price	Stock Compensation ($)
9/21/2022	PSA2022. Russell Index Tranche	2%	21,386	428	9,225	$3,945,799
10/12/2022	PSA2022. Features Milestone	5%	39,897	1,995	5,625	11,221,088
11/9/2022	PSA2022. Non-USA Distribution	2%	54,718	1,094	6,075	6,648,217
11/30/2022	PSA2022. Capital Benchmark (>$200 mln)	2%	63,923	1,278	4,500	5,753,090
12/16/2022	PSA2022. USA Distribution	2%	75,274	1,505	6,750	10,161,979
2/16/2023	PSA2022. Vehicle Delivery - Pilot	2%	37,079	742	7,650	5,673,024
6/13/2023	PSA2022. Capital Benchmark (>$300 mln)	1%	292,533	2,925	207	605,542
7/5/2023	PSA2022. Capital Benchmark (>$400 mln)	1%	714,863	7,149	53	378,877
10/10/2023	PSA2022. Vehicle Delivery - Mullen 5	2%	1,844,064	36,881	27	985,468
10/10/2023	PSA2023. Accelerated development milestone	2%	2,484,730	49,695	27	1,327,840
Total Shares Awarded				103,692		$46,700,924